Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	1.79625%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,657,944.56

Principal:
Principal Collections	$23,702,374.08
Prepayments in Full	$11,235,570.91
Liquidation Proceeds	$349,326.67
Recoveries	$193,579.15
Sub Total	$35,480,850.81
Collections	$37,138,795.37

Purchase Amounts:
Purchase Amounts Related to Principal	$414,222.41
Purchase Amounts Related to Interest	$1,313.99
Sub Total	$415,536.40

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,554,331.77

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,554,331.77
Servicing Fee	$579,898.54	$579,898.54	$0.00	$0.00	$36,974,433.23
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,974,433.23
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$36,974,433.23
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$36,974,433.23
Interest - Class A-3 Notes	$569,333.73	$569,333.73	$0.00	$0.00	$36,405,099.50
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$36,085,815.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,085,815.50
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$35,977,382.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,977,382.58
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$35,900,486.75
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,900,486.75
Regular Principal Payment	$32,853,819.39	$32,853,819.39	$0.00	$0.00	$3,046,667.36
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,046,667.36
Residual Released to Depositor	$0.00	$3,046,667.36	$0.00	$0.00	$0.00
Total		$37,554,331.77

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,853,819.39
Total					$32,853,819.39
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$32,853,819.39	$58.95	$569,333.73	$1.02	$33,423,153.12	$59.97
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$32,853,819.39	$17.80	$1,073,946.48	$0.58	$33,927,765.87	$18.38

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$339,900,734.41	0.6099062	$307,046,915.02	0.5509545
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$609,560,734.41	0.3302671	$576,706,915.02	0.3124665

Pool Information
Weighted Average APR	2.748%	2.746%
Weighted Average Remaining Term	34.53	33.74
Number of Receivables Outstanding	44,207	43,108
Pool Balance	$695,878,247.18	$659,823,181.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$646,925,476.93	$613,620,200.30
Pool Factor	0.3484019	0.3303504

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$46,202,981.49
Targeted Overcollateralization Amount	$83,116,266.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$83,116,266.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		122	$353,571.32
(Recoveries)		132	$193,579.15
Net Loss for Current Collection Period			$159,992.17
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2759%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7474%
Second Prior Collection Period			0.9523%
Prior Collection Period			0.5397%
Current Collection Period			0.2832%
Four Month Average (Current and Prior Three Collection Periods)			0.6307%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3482	$13,087,972.40
(Cumulative Recoveries)			$1,849,204.20
Cumulative Net Loss for All Collection Periods			$11,238,768.20
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5627%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,758.75
Average Net Loss for Receivables that have experienced a Realized Loss			$3,227.68

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.29%	429	$8,489,527.39
61-90 Days Delinquent	0.17%	52	$1,100,808.56
91-120 Days Delinquent	0.02%	9	$151,071.19
Over 120 Days Delinquent	0.12%	38	$817,165.82
Total Delinquent Receivables	1.60%	528	$10,558,572.96

Repossession Inventory:
Repossessed in the Current Collection Period		28	$543,492.38
Total Repossessed Inventory		43	$927,168.95

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2052%
Prior Collection Period			0.2307%
Current Collection Period			0.2297%
Three Month Average			0.2219%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3136%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	January 2020
Payment Date	2/18/2020
Transaction Month	27

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer